Shareholder Report, Holdings (Details)	Jan. 31, 2026
VistaShares Target 15 ACKtivist Distribution ETF | Brookfield Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
VistaShares Target 15 ACKtivist Distribution ETF | Uber Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
VistaShares Target 15 ACKtivist Distribution ETF | Amazon.com, Inc., Purchased Call Option, Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $140.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VistaShares Target 15 ACKtivist Distribution ETF | Alphabet, Inc., Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $210.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VistaShares Target 15 ACKtivist Distribution ETF | Alphabet, Inc., Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $245.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VistaShares Target 15 ACKtivist Distribution ETF | Howard Hughes Holdings, Inc., Purchased Call Option, Expiration: 2/20/2026; Exercise Price: $55.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VistaShares Target 15 ACKtivist Distribution ETF | Restaurant Brands International, Inc., Purchased Call Option, Expiration: 2/20/2026; Exercise Price: $45.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VistaShares Target 15 ACKtivist Distribution ETF | Hilton Worldwide Holdings, Inc., Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $180.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VistaShares Target 15 ACKtivist Distribution ETF | Chipotle Mexican Grill, Inc., Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $27.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VistaShares Target 15 ACKtivist Distribution ETF | Seaport Entertainment Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VistaShares Target 15 ACKtivist Distribution ETF | Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
VistaShares Target 15 ACKtivist Distribution ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
VistaShares Target 15 ACKtivist Distribution ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
VistaShares Target 15 ACKtivist Distribution ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VistaShares Target 15 ACKtivist Distribution ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VistaShares Target 15 ACKtivist Distribution ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
VistaShares Target 15 DRUKMacro Distribution ETF | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
VistaShares Target 15 DRUKMacro Distribution ETF | Teva Pharmaceutical Industries Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VistaShares Target 15 DRUKMacro Distribution ETF | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
VistaShares Target 15 DRUKMacro Distribution ETF | Stubhub Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VistaShares Target 15 DRUKMacro Distribution ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VistaShares Target 15 DRUKMacro Distribution ETF | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VistaShares Target 15 DRUKMacro Distribution ETF | Roku, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VistaShares Target 15 DRUKMacro Distribution ETF | Restaurant Brands International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VistaShares Target 15 DRUKMacro Distribution ETF | Westinghouse Air Brake Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VistaShares Target 15 DRUKMacro Distribution ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VistaShares Target 15 DRUKMacro Distribution ETF | Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VistaShares Target 15 DRUKMacro Distribution ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VistaShares Target 15 DRUKMacro Distribution ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VistaShares Target 15 DRUKMacro Distribution ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VistaShares Target 15 DRUKMacro Distribution ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
VistaShares Target 15 DRUKMacro Distribution ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
VistaShares Target 15 DRUKMacro Distribution ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
VistaShares Target 15 DRUKMacro Distribution ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VistaShares Target 15 DRUKMacro Distribution ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%